As filed with the Securities and Exchange Commission on August 31, 2023

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-PX

Annual Report of Proxy Voting Record of Registered Management Investment Company

Investment Company Act file number: 811-03802

NEUBERGER BERMAN INCOME FUNDS
(Exact Name of the Registrant as Specified in Charter)
c/o Neuberger Berman Investment Advisers LLC
1290 Avenue of the Americas
New York, New York 10104-0002
(Address of Principal Executive Offices – Zip Code)

Registrant's telephone number, including area code: (212) 476-8800

Joseph V. Amato
Chief Executive Officer and President
Neuberger Berman Income Funds
c/o Neuberger Berman Investment Advisers LLC
1290 Avenue of the Americas
New York, New York 10104-0002

Lori L. Schneider, Esq.
K&L Gates LLP
1601 K Street, N.W.
Washington, D.C. 20006-1600
(Names and Addresses of agents for service)

Date of fiscal year end: October 31
Date of reporting period: July 1, 2022 to June 30, 2023

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant’s proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained on Form N-PX unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Proxy Voting Record.

NPX Proxy Voting Record

Registrant : Neuberger Berman Income Funds

Fund Name : Neuberger Berman Emerging Markets Debt Fund

7/1/2022 - 6/30/2023

Kondor Finance Plc
	Ticker	Security ID:			Meeting Date		Meeting Status
	NA	CINS G5308HAA1			07/26/2022		Voted
Meeting Type
Bond
	Issue No.	Description			Proponent	Mgmt Rec	Vote Cast	For/Agnst Mgmt
	1	Noteholder Proposal			Mgmt	N/A	Against	N/A
	2	Non-Voting Meeting Note			N/A	N/A	N/A	N/A
	3	Non-Voting Meeting Note			N/A	N/A	N/A	N/A

Kondor Finance Plc
	Ticker	Security ID:			Meeting Date		Meeting Status
	NA	CINS G5308HAA1			08/31/2022		Take No Action
Meeting Type
Bond
	Issue No.	Description			Proponent	Mgmt Rec	Vote Cast	For/Agnst Mgmt
	1	In Respect Of The 2024 Notes, To Defer The Payment Of Principal Until 19 July 2026 And To Defer The Payment Of Interest Until 19 July 2024			Mgmt	N/A	TNA	N/A
	2	Non-Voting Meeting Note			N/A	N/A	TNA	N/A
	3	Non-Voting Meeting Note			N/A	N/A	TNA	N/A

Fund Name: Neuberger Berman Strategic Income Fund

7/1/2022 - 6/30/2023

NB Global Monthly Income Fund Limited
	Ticker	Security ID:	Meeting Date		Meeting Status
	NBMI	CINS G6429M104	01/27/2023		Voted
Meeting Type
Special
	Issue No.	Description	Proponent	Mgmt Rec	Vote Cast	For/Agnst Mgmt
	1	Amendment to Investment Objective and Policy	Mgmt	For	For	For
	2	Amendments to Articles	Mgmt	For	For	For

NB Global Monthly Income Fund Limited
	Ticker	Security ID:	Meeting Date		Meeting Status
	NBMI	CINS G6429M138	06/06/2023		Voted
Meeting Type
Annual
	Issue No.	Description	Proponent	Mgmt Rec	Vote Cast	For/Agnst Mgmt
	1	Accounts and Reports	Mgmt	For	For	For
	2	Remuneration Report	Mgmt	For	For	For
	3	Remuneration Policy	Mgmt	For	For	For
	4	Elect Rupert Dorey	Mgmt	For	For	For
	5	Elect Laure Duhot	Mgmt	For	For	For
	6	Elect David Staples	Mgmt	For	For	For
	7	Appointment of Auditor	Mgmt	For	For	For
	8	Authority to Set Auditor's Fees	Mgmt	For	For	For
	9	Dividend Policy	Mgmt	For	For	For
	10	Authority to Repurchase Shares	Mgmt	For	For	For

Fund Name : Neuberger Berman Core Bond Fund

7/1/2022 - 6/30/2023

The Neuberger Berman Core Bond Fund did not vote proxies relating to portfolio securities during the period covered by this report.

Fund Name : Neuberger Berman Floating Rate Income Fund

7/1/2022 - 6/30/2023

The Neuberger Berman Floating Rate Income Fund did not vote proxies relating to portfolio securities during the period covered by this report.

Fund Name : Neuberger Berman High Income Bond Fund

7/1/2022 - 6/30/2023

The Neuberger Berman High Income Bond Fund did not vote proxies relating to portfolio securities during the period covered by this report.

Fund Name : Neuberger Berman Municipal High Income Fund

7/1/2022 - 6/30/2023

The Neuberger Berman Municipal High Income Fund did not vote proxies relating to portfolio securities during the period covered by this report.

Fund Name : Neuberger Berman Municipal Impact Fund

7/1/2022 - 6/30/2023

The Neuberger Berman Municipal Impact Fund did not vote proxies relating to portfolio securities during the period covered by this report.

Fund Name : Neuberger Berman Municipal Intermediate Bond Fund

7/1/2022 - 6/30/2023

The Neuberger Berman Municipal Intermediate Bond Fund did not vote proxies relating to portfolio securities during the period covered by this report.

Fund Name : Neuberger Berman Short Duration Bond Fund

7/1/2022 - 6/30/2023

The Neuberger Berman Short Duration Bond Fund did not vote proxies relating to portfolio securities during the period covered by this report.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Neuberger Berman Income Funds

By:	/s/ Joseph V. Amato
Joseph V. Amato
Chief Executive Officer and President

Date: August 1, 2023